Commitments (Details) $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Finance and Operating Leases
2024	$ 16,862
2025	16,652
2026	16,361
2027	16,083
2028	4,078
Thereafter	$ 8,428
Scherer Unit No. 2
Long-term Purchase Commitment [Line Items]
Ownership interest (as a percent)	60.00%
Coal
Long-term Purchase Commitment [Line Items]
2024	$ 33,810
2025	15,938
2026	9,362
2027	0
2028	0
Thereafter	0
Nuclear Fuel
Long-term Purchase Commitment [Line Items]
2024	95,520
2025	36,000
2026	32,250
2027	28,800
2028	28,500
Thereafter	45,660
Gas Transportation
Long-term Purchase Commitment [Line Items]
2024	66,186
2025	67,368
2026	69,578
2027	73,075
2028	68,971
Thereafter	835,212
Maintenance Agreements
Long-term Purchase Commitment [Line Items]
Cancellation obligation	70,699
2024	57,749
2025	43,025
2026	15,736
2027	3,237
2028	46,964
Thereafter	269,196
Asset Retirement Obligations
Long-term Purchase Commitment [Line Items]
2024	51,378
2025	39,673
2026	45,923
2027	59,885
2028	71,267
Thereafter	$ 5,065,526